CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 308	$ 1,850	$ 930
Other comprehensive income (loss) that will not be reclassified to net income
Revaluations of property, plant and equipment	(544)	2,588	3,949
Actuarial gain (loss) on defined benefit plans	(10)	15	10
Deferred income taxes on above items	(118)	649	1,047
Unrealized gain (loss) on investments in equity securities	0	1	0
Equity-accounted investments	49	(59)	87
Total items that will not be reclassified to net income	(387)	1,896	2,999
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	1,274	(558)	(829)
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	209	105	(56)
Unrealized gain (loss) on foreign exchange swaps – net investment hedge	(131)	4	84
Reclassification adjustments for amounts recognized in net income	(106)	148	(16)
Deferred income taxes on above items	(6)	(70)	3
Equity-accounted investments	1	1	0
Total items that may be reclassified subsequently to net income	1,241	(370)	(814)
Other comprehensive income	854	1,526	2,185
Comprehensive income	1,162	3,376	3,115
Comprehensive income (loss) attributable to:
The partnership	(168)	2,231	2,514
Comprehensive income	1,162	3,376	3,115
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income	1,162	3,376	3,115
Comprehensive income (loss) attributable to:
Comprehensive income	1,162	3,376	3,115
Participating non-controlling interests – in operating subsidiaries
Net income	481	336	(23)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	827	782	601
Comprehensive income (loss) attributable to:
Non-controlling interests	1,308	1,118	578
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income	8	11	7
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	14	16	16
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 22	$ 27	$ 23